TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities:
Current tax liabilities	R$ 1,575,658	R$ 1,277,051
Noncurrent liabilities:
Non-current tax liabilities	239,959	248,582
Deferred tax liabilities	10,698,994	11,723,383
PASEP and COFINS
Current liabilities:
Current tax liabilities	755,102	778,966
Noncurrent liabilities:
Non-current tax liabilities	42,100	14,283
IRRF/ CSRF
Current liabilities:
Current tax liabilities	316,801	274,499
ICMS
Current liabilities:
Current tax liabilities	252,972	62,431
INSS/FGTS
Current liabilities:
Current tax liabilities	112,937	77,996
PAES / REFIS
Current liabilities:
Current tax liabilities	23,191	22,566
Noncurrent liabilities:
Non-current tax liabilities	190,365	207,673
ISS
Current liabilities:
Current tax liabilities	14,549	12,424
Other
Current liabilities:
Current tax liabilities	100,106	48,169
Noncurrent liabilities:
Non-current tax liabilities	R$ 7,494	R$ 26,626